Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

pay versus performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, as such rules apply to smaller reporting companies, we are providing the following disclosure regarding the relationship between executive compensation and our financial performance for each of the fiscal years ended June 30, 2026, June 30, 2025, and June 30, 2024. In determining the “compensation actually paid” to our Named Executive Officers (“NEOs”), the SEC rules require us to make various adjustments to amounts reported in the Summary Compensation Table because the SEC’s valuation methods for this disclosure differ from those required in the Summary Compensation Table. The table below summarizes compensation values reported in our Summary Compensation Table, as well as the adjusted values required in the “pay versus performance” disclosure by the SEC rules.

Year	Summary Compensation Table Total for David O’Neil (1)	Compensation Actually Paid to David O’Neil (1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Income (in thousands)
2026	$756,143	$934,073	$256,684	$446,953	$413	$11,180
2025	$655,147	$926,742	$168,121	$368,233	$279	$8,142
2024	$621,964	$651,079	$268,348	$297,463	$131	$5,815

(1)	Our Principal Executive Officer (“PEO”) and the remaining Named Executive Officers for the relevant fiscal years, as determined under SEC rules are as follows:
Year	Current PEO	Non-PEO NEO

2026	David O’Neil	Kaitlyn O’Neil
Jennifer Pickering

2025	David O’Neil	Katrina Sparano (July 1 - Feb 15);
Kaitlyn O’Neil (Jan 6 – June 30);
Jennifer Pickering

2024	David O’Neil	Katrina Sparano

The average compensation actually paid to non-PEO NEOs for fiscal year 2024 and 2025 includes compensation actually paid to Katrina Sparano for those years. Ms. Sparano was a Named Executive Officer in 2024 and 2025, but was not a Named Executive Officer for fiscal year 2026.

(2)	Total Shareholder Return amounts assume an initial fixed investment of $100 in the earliest year presented in the chart, and that all dividends, if any, were reinvested. The reported amounts are measured as of the end of each applicable fiscal year presented in the table.
(3)	Deductions from, and additions to, total compensation as reported in the Summary Compensation Table by year to calculate compensation actually paid as follows:
	2024		2025		2026
	Current PEO	Average Non-PEO NEOs	Current PEO	Average Non- PEO NEOs	Current PEO	Average Non-PEO NEOs (1)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(20,150)	$(20,150)	$(7,455)	$(21,742)	$0	$0

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$35,550	$35,550	$62,730	$92,900	$0	$0

Increase (deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$13,715	$13,715	$103,850	$72,719	$67,080	$162,900

Increase (deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$0	$0	$112,470	$56,235	$110,850	$27,369

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0

TOTAL ADJUSTMENTS	$29,115	$29,115	$271,595	$200,112	$177,930	$190,269

Other Named Executive Officers (NEOs) represents compensation of the sole non-PEO NEO for fiscal year 2024, and the average compensation of the non-PEO NEOs identified above for fiscal years 2025 and 2026. In addition, Katrina Sparano received a cash bonus during fiscal year 2026 related to her performance during fiscal year 2025 in the amount of $15,000 that is not included in the table above.

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year- End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2026	Mr. O’Neil	$756,143	$0	$0	$67,080	$110,850	$0	$934,073
	Other NEO (1)	$256,684	$0	$0	$162,900	$27,369	$0	$446,953

2025	Mr. O’Neil	$655,147	$(7,455)	$62,730	$103,850	$112,470	$0	$926,742
	Other NEO (1)	$168,121	$(21,742)	$92,900	$72,719	$56,235	$0	$368,233

2024	Mr. O’Neil	$621,964	$(20,150)	$35,550	$13,715	$0	$0	$651,079
	Other NEO (1)	$268,348	$(20,150)	$35,550	$13,715	$0	$0	$297,463

(1) Other Named Executive Officers (NEOs) represents compensation of the sole non-PEO NEO for fiscal year 2024, and the average compensation of the non-PEO NEOs identified above for fiscal years 2025 and 2026.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 256,684	$ 168,121	$ 268,348
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	446,953	368,233	297,463
Total Shareholder Return Amount	[4]	413	279	131
Net Income (Loss)		$ 11,180,000	$ 8,142,000	$ 5,815,000
PEO Name		David O’Neil	David O’Neil	David O’Neil
David O’Neil [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]	$ 756,143	$ 655,147	$ 621,964
PEO Actually Paid Compensation Amount	[2],[3]	934,073	926,742	651,079
David O’Neil [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(7,455)	(20,150)
David O’Neil [Member] | Year- End Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	62,730	35,550
David O’Neil [Member] | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		67,080	103,850	13,715
David O’Neil [Member] | Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		110,850	112,470	0
David O’Neil [Member] | Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		29,115	271,595	177,930
PEO | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(20,150)	(7,455)	0
PEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		35,550	62,730	0
PEO | Increase (deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,715	103,850	67,080
PEO | Increase (deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	112,470	110,850
PEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		29,115	200,112	190,269	[1]
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(20,150)	(21,742)	0	[1]
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		35,550	92,900	0	[1]
Non-PEO NEO | Increase (deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,715	72,719	162,900	[1]
Non-PEO NEO | Increase (deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	56,235	27,369	[1]
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	[1]
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	0	(21,742)	(20,150)
Non-PEO NEO | Year- End Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	0	92,900	35,550
Non-PEO NEO | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	162,900	72,719	13,715
Non-PEO NEO | Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	27,369	56,235	0
Non-PEO NEO | Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	$ 0	$ 0	$ 0

[1]	Other Named Executive Officers (NEOs) represents compensation of the sole non-PEO NEO for fiscal year 2024, and the average compensation of the non-PEO NEOs identified above for fiscal years 2025 and 2026.
[2]	Our Principal Executive Officer (“PEO”) and the remaining Named Executive Officers for the relevant fiscal years, as determined under SEC rules are as follows:
Year	Current PEO	Non-PEO NEO

2026	David O’Neil	Kaitlyn O’Neil
Jennifer Pickering

2025	David O’Neil	Katrina Sparano (July 1 - Feb 15);
Kaitlyn O’Neil (Jan 6 – June 30);
Jennifer Pickering

2024	David O’Neil	Katrina Sparano

The average compensation actually paid to non-PEO NEOs for fiscal year 2024 and 2025 includes compensation actually paid to Katrina Sparano for those years. Ms. Sparano was a Named Executive Officer in 2024 and 2025, but was not a Named Executive Officer for fiscal year 2026.

[3]	Deductions from, and additions to, total compensation as reported in the Summary Compensation Table by year to calculate compensation actually paid as follows:
	2024		2025		2026
	Current PEO	Average Non-PEO NEOs	Current PEO	Average Non- PEO NEOs	Current PEO	Average Non-PEO NEOs (1)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(20,150)	$(20,150)	$(7,455)	$(21,742)	$0	$0

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$35,550	$35,550	$62,730	$92,900	$0	$0

Increase (deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$13,715	$13,715	$103,850	$72,719	$67,080	$162,900

Increase (deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$0	$0	$112,470	$56,235	$110,850	$27,369

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0

TOTAL ADJUSTMENTS	$29,115	$29,115	$271,595	$200,112	$177,930	$190,269

Other Named Executive Officers (NEOs) represents compensation of the sole non-PEO NEO for fiscal year 2024, and the average compensation of the non-PEO NEOs identified above for fiscal years 2025 and 2026. In addition, Katrina Sparano received a cash bonus during fiscal year 2026 related to her performance during fiscal year 2025 in the amount of $15,000 that is not included in the table above.

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year- End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2026	Mr. O’Neil	$756,143	$0	$0	$67,080	$110,850	$0	$934,073
	Other NEO (1)	$256,684	$0	$0	$162,900	$27,369	$0	$446,953

2025	Mr. O’Neil	$655,147	$(7,455)	$62,730	$103,850	$112,470	$0	$926,742
	Other NEO (1)	$168,121	$(21,742)	$92,900	$72,719	$56,235	$0	$368,233

2024	Mr. O’Neil	$621,964	$(20,150)	$35,550	$13,715	$0	$0	$651,079
	Other NEO (1)	$268,348	$(20,150)	$35,550	$13,715	$0	$0	$297,463

(1) Other Named Executive Officers (NEOs) represents compensation of the sole non-PEO NEO for fiscal year 2024, and the average compensation of the non-PEO NEOs identified above for fiscal years 2025 and 2026.

[4]	Total Shareholder Return amounts assume an initial fixed investment of $100 in the earliest year presented in the chart, and that all dividends, if any, were reinvested. The reported amounts are measured as of the end of each applicable fiscal year presented in the table.